Employee Cost - Summary of Plan Assets Allocation by Category for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail)	Mar. 31, 2023	Mar. 31, 2022
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Deposit with banks	100.00%	100.00%